Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities
Net income	$ 331	$ 286	$ 186
Adjustments to reconcile net income to net cash flow provided by operating activities
Depreciation and amortization	399	393	185
Change in derivative instrument assets and liabilities	66	72	(17)
Deferred income taxes	(4)	164	214
Gain on disposition of assets	(11)
Income from discontinued operations, net of taxes	(5)	(1)
Changes in certain assets and liabilities
Trade payables, other than energy marketing	89	49	(69)
Prepaid taxes	70	37	(88)
Accrued expenses	70	(23)	(77)
Inventories	41	43	157
Accrued natural gas costs	2	37	(3)
Receivables, other than energy marketing	(79)	17	43
Energy marketing receivables and trade payables, net	(49)	(49)	27
Other, net	40	(36)	(105)
Net cash flow provided by (used in) operating activities for discontinued operations	11	14	(2)
Net cash flow provided by operating activities	971	1,003	451
Cash flows from investing activities
Acquisition of Nicor, net of cash acquired			(928)
Expenditures for property, plant and equipment	(731)	(775)	(427)
Acquisitions of assets	(154)
Disposition of assets	12
Other, net	8	(6)
Net cash flow (used in) provided by investing activities for discontinued operations	(11)	(5)	16
Net cash flow used in investing activities	(876)	(786)	(1,339)
Cash flows from financing activities
Issuances of senior notes	494		1,289
Benefit, dividend reinvestment and stock purchase plan	33	21	19
Contribution from noncontrolling interest	22
Payment of senior notes	(225)		(300)
Dividends paid on common shares	(222)	(203)	(148)
Net (repayments) issuances of commercial paper	(206)	56	91
Distribution to noncontrolling interest	(17)	(14)	(16)
Payment of medium-term notes		(15)
Proceeds from termination of interest rate swap		17
Proceeds from term loan facility			150
Payments of term loan facility			(150)
Other, net		(17)	(2)
Net cash flow (used in) provided by financing activities	(121)	(155)	933
Net (decrease) increase in cash and cash equivalents - continuing operations	(26)	53	31
Net increase in cash and cash equivalents - discontinued operations		9	14
Cash and cash equivalents (including held for sale) at beginning of period	131	69	24
Cash and cash equivalents (including held for sale) at end of period	105	131	69
Less cash and cash equivalents held for sale at end of period	24	23	14
Cash and cash equivalents (excluding held for sale) at end of period	81	108	55
Cash paid (received) during the period for
Interest	175	174	116
Income taxes	120	(37)	12
Non cash transactions
Refinancing of gas facility revenue bonds	200
Merger with Nicor, common stock issued 38.2 million shares			$ 1,523